Operating Expense (Tables)	12 Months Ended
Dec. 31, 2023
Operating Expense [Abstract]
Summary of Operating Expenses and Other Operating Income
Financial statement line item detail

Operating expenses and other operating income (expenses)	Year ended	Of which :
	2021/12/31	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(35,166)	(1,305)	(18,808)	(8,192)	(4,593)	(2,247)	(19)
General and administrative income (expenses)	(16,153)	(161)	(85)	(7,379)	(8,003)	(541)	15
Marketing and market access expenses	(1,539)	(1)	(1)	(783)	(741)	(13)	—
Reorganization and restructuring income (expenses)	(142)	(5)	—	—	(2,343)	2,206	—
Other operating income (expenses)	(763)	—	—	—	(338)	4	(429)
TOTAL	(53,763)	(1,472)	(18,895)	(16,354)	(16,019)	(591)	(433)

Operating expenses and other operating income (expenses)	Year ended	Of which :
	2022/12/31	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(35,818)	(1,876)	(17,407)	(10,029)	(5,177)	(1,328)	—
General and administrative expenses	(16,405)	(248)	(71)	(6,772)	(9,168)	(146)	—
Marketing and market access expenses	(992)	(3)	(1)	(565)	(416)	(6)	—
Reorganization and restructuring income (expenses)	11	—	—	—	—	11	—
Other operating income (expenses)	(652)	—	—	—	(667)	—	16
TOTAL	(53,855)	(2,128)	(17,479)	(17,366)	(15,429)	(1,469)	16

Operating expenses and other operating income (expenses)	Year ended	Of which :
	2023/12/31	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(46,503)	(1,831)	(23,455)	(12,475)	(7,452)	(1,291)	—
General and administrative expenses	(17,741)	(337)	(205)	(7,486)	(9,396)	(317)	—
Marketing and market access expenses	(876)	(4)	(1)	(556)	(300)	(14)	—
Reorganization and restructuring income (expenses)	505	—	—	—	—	505	—
Other operating income (expenses)	(141)	—	—	—	(222)	—	81
TOTAL	(64,756)	(2,172)	(23,661)	(20,517)	(17,370)	(1,117)	81

Summary of Employee Expenses and Number of Employees
Employee expenses and number of employees were as follows:

Employee expenses	Year ended
(in € thousands)	2021/12/31	2022/12/31	2023/12/31
Wages and salaries	(10,328)	(12,188)	(14,524)
Social security costs	(4,775)	(4,765)	(5,296)
Changes in pension provision	(154)	(169)	(119)
Employee profit-sharing	(628)	—	—
Share-based compensation	(470)	(245)	(578)
TOTAL	(16,354)	(17,366)	(20,517)

Number of employees at year-end	Year ended
	2021/12/31	2022/12/31	2023/12/31
Average number of employees	122	133	154
Number of employees
Research and development	55	73	78
Services related to research and development	18	18	18
Administration and management	47	55	61
Marketing and commercial	2	2	2
TOTAL	122	148	159